INVESTMENTS - Net Appreciation In Investments Held (Details) - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP 1998
EBP, Schedule of Asset Held for Investment [Line Items]
Net appreciation/ (depreciation) as follows	€ (55,871)	€ (192,839)	€ 51,259